Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2030 Fund
June 30, 2024
Z30-NPRT1-0824
1.9884240.107
Domestic Equity Funds - 33.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	306,510	6,053,568
Fidelity Series Commodity Strategy Fund (a)	7,133	693,785
Fidelity Series Large Cap Growth Index Fund (a)	171,881	3,967,022
Fidelity Series Large Cap Stock Fund (a)	175,949	4,036,264
Fidelity Series Large Cap Value Index Fund (a)	457,334	7,166,418
Fidelity Series Small Cap Core Fund (a)	9,145	105,356
Fidelity Series Small Cap Opportunities Fund (a)	83,753	1,251,274
Fidelity Series Value Discovery Fund (a)	171,468	2,623,457
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,914,978)		25,897,144

International Equity Funds - 29.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	94,611	1,427,677
Fidelity Series Emerging Markets Fund (a)	171,725	1,581,584
Fidelity Series Emerging Markets Opportunities Fund (a)	336,150	6,322,972
Fidelity Series International Growth Fund (a)	200,748	3,677,710
Fidelity Series International Index Fund (a)	111,659	1,385,683
Fidelity Series International Small Cap Fund (a)	68,253	1,163,715
Fidelity Series International Value Fund (a)	293,332	3,707,718
Fidelity Series Overseas Fund (a)	261,721	3,682,412
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,419,363)		22,949,471

Bond Funds - 36.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	4,003	38,749
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	561,562	4,284,721
Fidelity Series Corporate Bond Fund (a)	322,230	2,945,180
Fidelity Series Emerging Markets Debt Fund (a)	52,798	412,353
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	13,910	123,103
Fidelity Series Floating Rate High Income Fund (a)	8,689	78,031
Fidelity Series Government Bond Index Fund (a)	498,766	4,508,843
Fidelity Series High Income Fund (a)	49,902	420,177
Fidelity Series International Credit Fund (a)	8	63
Fidelity Series International Developed Markets Bond Index Fund (a)	353,741	3,024,486
Fidelity Series Investment Grade Bond Fund (a)	447,855	4,424,807
Fidelity Series Investment Grade Securitized Fund (a)	326,436	2,869,376
Fidelity Series Long-Term Treasury Bond Index Fund (a)	960,059	5,270,723
Fidelity Series Real Estate Income Fund (a)	7,925	76,791
TOTAL BOND FUNDS (Cost $30,208,571)		28,477,403

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $69,542,912)	77,324,018
NET OTHER ASSETS (LIABILITIES) - 0.0%	4
NET ASSETS - 100.0%	77,324,022

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	38,901	1,809	2,481	20	7	513	38,749
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,175,325	284,702	195,210	1,649	1,772	18,132	4,284,721
Fidelity Series Blue Chip Growth Fund	6,006,140	174,750	674,702	-	187,387	359,993	6,053,568
Fidelity Series Canada Fund	1,452,411	102,659	104,699	-	(971)	(21,723)	1,427,677
Fidelity Series Commodity Strategy Fund	551,759	156,734	29,674	-	581	14,385	693,785
Fidelity Series Corporate Bond Fund	3,104,472	169,808	302,478	33,765	(2,038)	(24,584)	2,945,180
Fidelity Series Emerging Markets Debt Fund	408,651	24,507	18,310	6,125	137	(2,632)	412,353
Fidelity Series Emerging Markets Debt Local Currency Fund	129,961	2,330	7,178	-	(199)	(1,811)	123,103
Fidelity Series Emerging Markets Fund	1,449,172	152,112	94,938	-	847	74,391	1,581,584
Fidelity Series Emerging Markets Opportunities Fund	5,816,283	563,117	373,799	-	9,539	307,832	6,322,972
Fidelity Series Floating Rate High Income Fund	78,414	5,396	5,175	1,767	(11)	(593)	78,031
Fidelity Series Government Bond Index Fund	4,539,440	308,838	316,252	37,294	1,477	(24,660)	4,508,843
Fidelity Series Government Money Market Fund 5.42%	58,385	1,061	59,446	410	-	-	-
Fidelity Series High Income Fund	421,445	23,057	22,373	6,576	56	(2,008)	420,177
Fidelity Series International Credit Fund	63	-	-	1	-	-	63
Fidelity Series International Developed Markets Bond Index Fund	3,046,129	206,924	166,079	35,609	(605)	(61,883)	3,024,486
Fidelity Series International Growth Fund	3,643,995	311,935	219,853	-	(92)	(58,275)	3,677,710
Fidelity Series International Index Fund	1,379,662	101,737	92,058	-	3,271	(6,929)	1,385,683
Fidelity Series International Small Cap Fund	1,162,466	95,152	65,002	-	2,548	(31,449)	1,163,715
Fidelity Series International Value Fund	3,661,507	284,478	254,133	-	17,737	(1,871)	3,707,718
Fidelity Series Investment Grade Bond Fund	4,568,667	280,083	392,643	48,172	(1,490)	(29,810)	4,424,807
Fidelity Series Investment Grade Securitized Fund	3,013,292	163,067	286,372	31,455	(5,800)	(14,811)	2,869,376
Fidelity Series Large Cap Growth Index Fund	3,804,941	126,936	272,326	6,521	13,999	293,472	3,967,022
Fidelity Series Large Cap Stock Fund	4,031,193	108,097	290,102	-	28,811	158,265	4,036,264
Fidelity Series Large Cap Value Index Fund	7,206,343	457,257	348,404	-	3,865	(152,643)	7,166,418
Fidelity Series Long-Term Treasury Bond Index Fund	5,782,187	364,866	740,577	47,946	(100,917)	(34,836)	5,270,723
Fidelity Series Overseas Fund	3,652,588	257,123	227,983	-	5,552	(4,868)	3,682,412
Fidelity Series Real Estate Income Fund	75,900	4,118	3,329	1,198	24	78	76,791
Fidelity Series Small Cap Core Fund	71,519	38,343	3,157	478	(150)	(1,199)	105,356
Fidelity Series Small Cap Opportunities Fund	1,782,434	50,937	543,705	-	98,058	(136,450)	1,251,274
Fidelity Series Treasury Bill Index Fund	136,235	2,803	139,038	816	-	-	-
Fidelity Series Value Discovery Fund	2,661,465	170,561	119,347	-	(26)	(89,196)	2,623,457
	77,911,345	4,995,297	6,370,823	259,802	263,369	524,830	77,324,018

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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